Stockholder's Equity - Narrative (Details) - shares		6 Months Ended
	Apr. 08, 2019	Jun. 30, 2019
Class of Stock [Line Items]
Shares contributed by Refinitiv Owner	96,933,192
Continuing LLC Owners
Class of Stock [Line Items]
Percentage of combined voting power	27.50%
Class A common stock
Class of Stock [Line Items]
Number of shares owned	46,000,000
Percentage of combined voting power	2.70%
Class B common stock
Class of Stock [Line Items]
Shares contributed by Refinitiv Owner	96,933,192
Shares issued to acquire TWM LLC	20,000,000
Number of shares canceled	9,993,731
Class B common stock | Refinitiv Direct Owner [Member]
Class of Stock [Line Items]
Number of shares owned	96,933,192
Percentage of combined voting power	56.40%
Class C common stock
Class of Stock [Line Items]
Shares issued to acquire TWM LLC	20,000,000
Number of shares canceled	9,993,731
Class C common stock | Continuing LLC Owners
Class of Stock [Line Items]
Number of shares owned	10,006,269
Class D common stock
Class of Stock [Line Items]
Shares issued to acquire TWM LLC	105,289,005
Number of shares canceled	36,006,269
Voting power threshold percentage to require conversion of shares	4.90%
Class D common stock | Continuing LLC Owners
Class of Stock [Line Items]
Number of shares owned	46,294,407
Class D common stock | Refinitiv LLC Owner [Member]
Class of Stock [Line Items]
Number of shares owned	22,988,329
Percentage of combined voting power	13.40%
Tradeweb Markets LLC
Class of Stock [Line Items]
Percentage of economic interest	20.70%
Number of LLC Interest		79,289,005
Ownership percentage, Continuing LLC Owners		35.70%
Number of LLC Interest held by parent	142,933,192	142,933,192
Ownership interest	64.30%	64.30%
Tradeweb Markets LLC | Continuing LLC Owners
Class of Stock [Line Items]
Number of LLC Interest	56,300,676
Ownership percentage, Continuing LLC Owners	25.30%
Tradeweb Markets LLC | Class B common stock | Refinitiv Direct Owner [Member]
Class of Stock [Line Items]
Percentage of economic interest	43.60%
Tradeweb Markets LLC | Class D common stock | Refinitiv LLC Owner [Member]
Class of Stock [Line Items]
Number of LLC Interest	22,988,329
Ownership percentage, Continuing LLC Owners	10.30%